Goodwill (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of Goodwill

The goodwill has developed as follows:

Goodwill
October 1, 2022	1,674,293
Impact of foreign currency translation	(80,376)
September 30, 2023	1,593,917
Impact of foreign currency translation	(39,296)
September 30, 2024	1,554,621

Summary of Goodwill Balance Allocation into Applicable Groups of CGUs

The following table outlines the goodwill balance allocation into the applicable groups of CGUs:

	Americas	Europe	ASPA	MEAI	Total
September 30, 2024	579,864	743,157	165,235	66,365	1,554,621
September 30, 2023	612,814	742,915	167,453	70,735	1,593,917

Schedule of Key Assumptions Used in Impairment Test

For all impairment tests, the value in use was determined using a discounted cash flow model. The following key assumptions have been used:

	September 30, 2024
	Americas	Europe	ASPA	MEAI
Terminal Growth Rate	1.5%	1.5%	1.5%	1.5%
Avg. EBITDA Margin rate (2025-2029)	31.2%	34.8%	31.7%	23.2%
Pre-tax discount rate	13.9%	12.9%	19.6%	19.6%
Avg. Revenue growth rate (2025-2029)	15.0%	16.0%	30.0%	30.0%
Avg. CapEx investments (2025-2029)	41,868	33,296	9,605	5,097

	September 30, 2023
	Americas	Europe	ASPA	MEAI
Terminal Growth Rate	1.5%	1.5%	1.5%	1.5%
Avg. EBITDA Margin rate (2024-2028)	33.7%	28.9%	27.1%	27.1%
Pre-tax discount rate	15.3%	14.7%	21.4%	22.2%
Avg. Revenue growth rate (2024-2028)	15.4%	17.0%	30.4%	30.1%
Avg. CapEx investments (2024-2028)	44,526	35,361	9,333	4,965